INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2022
INVESTMENTS.
Schedule of investments

	As of
	December 31, 2021	September 30, 2022
Equity securities with readily determinable fair values:
Accor	2,508	1,540
Other marketable securities	81	75
Equity securities without readily determinable fair values:
Cjia/Cjia Group	168	136
OYO	54	54
Other equity securities without readily determinable fair values	71	71
Equity-method investments:
AAPC LUB	525	487
Hotel related funds	488	448
China Hospitality JV	99	56
Commerz Real Institute	85	80
Other investments	255	313
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Debt securities:
Structured financial product	—	300
Total	4,554	3,780